Warehouse Credit Facilities of Consolidated VIEs (Details) - Warehouse Credit Facilities [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Warehouse Credit Facilities of Consolidated VIEs (Details) [Line Items]
Borrowing capacity	$ 28.2	$ 56.9
Weighted average interest rate	6.32%	6.98%